Investment Held in Trust Account (Tables)	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Spartacus Acquisition Corp [Member]
Investment Held in Trust Account (Tables) [Line Items]
Schedule of fair value held to maturities
	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$5,071	$—	$—	$5,071
U.S. Treasury Securities	203,023,911	6,784	—	203,030,695
	$203,028,982	$6,784	$—	$203,035,766

September 30, 2021	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of
U.S. Money Market	$203,007,413	$—	$—	$203,007,413
U.S. Treasury Securities	—	—	—	—
	$203,007,413	$—	$—	$203,007,413
December 31, 2020	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of
U.S. Money Market	$5,071	$—	$—	$5,071
U.S. Treasury Securities	203,023,911	6,784	—	203,030,695
	$203,028,982	$6,784	$—	$203,035,766